UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments

Foreign Government Bonds — 72.3%

Security		Principal Amount (000’s omitted)	Value

Albania — 2.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	36,547	$44,231,727

Total Albania			$44,231,727

Argentina — 3.1%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	28,741	$31,040,280
Province of Neuquen, 8.625%, 5/12/28(1)	USD	1,450	1,598,625
Province of Salta, 9.125%, 7/7/24(1)	USD	1,450	1,573,250
Province of Santa Fe, 6.90%, 11/1/27(1)(2)	USD	4,240	4,282,400
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(3)	EUR	1,480	1,588,115
Provincia de Mendoza, 8.375%, 5/19/24(1)	USD	1,443	1,504,328
Provincia del Chaco, 9.375%, 8/18/24(1)	USD	1,580	1,580,000
Provincia del Chubut, 7.75%, 7/26/26(1)	USD	1,543	1,562,287
Republic of Argentina, 0.75%, 2/22/17	USD	6,889	6,819,834
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	7,046,189
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,445,383
Republic of Argentina, 2.40%, 3/18/18	USD	4,781	4,628,161

Total Argentina			$69,668,852

Armenia — 1.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$29,495,957

Total Armenia			$29,495,957

Australia — 1.0%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	30,965	$22,354,774

Total Australia			$22,354,774

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$17,151,447
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	3,039	2,590,748
Barbados Government International Bond, 7.00%, 8/4/22(4)	USD	2,128	2,125,340

Total Barbados			$21,867,535

Belarus — 2.0%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	43,519	$46,003,326

Total Belarus			$46,003,326

Security		Principal Amount (000’s omitted)	Value

Croatia — 0.5%
Croatia, 3.00%, 3/11/25(1)	EUR	11,056	$12,394,632

Total Croatia			$12,394,632

Cyprus — 6.4%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	41,724	$47,336,917
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	25,689	29,491,108
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	67,352,218

Total Cyprus			$144,180,243

Dominican Republic — 4.0%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,567,560
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,265,400	27,751,068
Dominican Republic, 13.50%, 8/4/17(1)	DOP	24,000	532,898
Dominican Republic, 14.00%, 6/8/18(1)	DOP	707,100	16,226,762
Dominican Republic, 15.00%, 4/5/19(1)	DOP	424,900	10,261,857
Dominican Republic, 15.00%, 4/5/19(4)	DOP	75,000	1,810,205
Dominican Republic, 15.95%, 6/4/21(1)	DOP	173,900	4,548,038
Dominican Republic, 16.00%, 2/10/17(1)	DOP	701,400	15,430,724
Dominican Republic, 16.00%, 7/10/20(1)	DOP	226,200	5,785,976
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,696,014

Total Dominican Republic			$89,611,102

Ecuador — 3.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$37,347,607
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	19,553	18,526,468
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	10,412	11,036,720
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	6,358	6,739,480

Total Ecuador			$73,650,275

El Salvador — 1.5%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,138	$2,127,310
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	13,654	13,654,000
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	4,978	5,185,085
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	9,802	10,782,200
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	2,818	3,085,343

Total El Salvador			$34,833,938

Georgia — 0.4%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$139,777
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	1,061,326
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	921,031
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	278,754
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,277,976

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	$3,905,120
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	1,022,108

Total Georgia			$8,606,092

Greece — 0.4%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(4)	EUR	9,622	$9,736,984

Total Greece			$9,736,984

Honduras — 0.4%
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	7,317	$8,324,917

Total Honduras			$8,324,917

Iceland — 4.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,637,029	$11,397,629
Republic of Iceland, 6.50%, 1/24/31	ISK	4,008,065	39,076,496
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,905,601
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	26,779,020
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,255,761

Total Iceland			$99,414,507

Indonesia — 1.9%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	117,512,000	$9,400,960
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	33,980,917

Total Indonesia			$43,381,877

Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	27,438	$22,184,528

Total Iraq			$22,184,528

Kenya — 1.0%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,665,671
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	806,787
Republic of Kenya, 5.875%, 6/24/19(1)	USD	17,554	18,232,287

Total Kenya			$22,704,745

Lebanon — 0.0%(5)
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	966,230	$642,883

Total Lebanon			$642,883

Security		Principal Amount (000’s omitted)	Value

Macedonia — 4.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	22,932	$25,575,883
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	34,257	38,206,569
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	25,416	29,564,263
Republic of Macedonia, 4.875%, 12/1/20(4)	EUR	15,035	17,488,932

Total Macedonia			$110,835,647

Mongolia — 0.5%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	10,640	$10,267,600

Total Mongolia			$10,267,600

New Zealand — 1.7%
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	24,682	$19,400,849
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	23,672	19,700,682

Total New Zealand			$39,101,531

Nigeria — 0.9%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	20,850	$21,026,183

Total Nigeria			$21,026,183

Russia — 4.1%
Russia Government Bond, 8.50%, 9/17/31	RUB	5,807,116	$91,822,066

Total Russia			$91,822,066

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,450,795

Total Rwanda			$18,450,795

Serbia — 7.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,114,200	$82,309,996
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	357,870	3,429,333
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	145,850	1,400,721
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,595,033
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	53,973,703
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500	992,986

Total Serbia			$157,701,772

Sri Lanka — 8.6%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	6,899	$6,942,698
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	11,510	12,158,485
Republic of Sri Lanka, 6.85%, 11/3/25(4)	USD	1,630	1,721,836
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	31,888,251

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	$742,497
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,342,155
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,562,569
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,299,740	14,534,606
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,492,928
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	11,179,311
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	18,059,899
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	162,930	1,084,381
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,269,000	8,413,702
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,050,000	6,877,713
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	663,720	4,379,690
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	684,000	4,434,091
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	645,551
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870	20,259,619
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000	3,442,210
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,900,742
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	237,000	1,573,794
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000	8,413,764
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,687,260	11,035,855

Total Sri Lanka			$194,086,347

Suriname — 1.4%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100	$32,655,000

Total Suriname			$32,655,000

Tanzania — 3.1%
United Republic of Tanzania, 7.25%, 3/9/20(1)(7)	USD	67,031	$70,115,481

Total Tanzania			$70,115,481

Thailand — 1.1%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	923,753	$24,802,426

Total Thailand			$24,802,426

Turkey — 1.3%
Republic of Turkey, 4.875%, 10/9/26	USD	29,845	$29,827,809

Total Turkey			$29,827,809

Zambia — 1.3%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	20,088	$17,539,033
Republic of Zambia, 8.50%, 4/14/24(4)	USD	12,365	12,077,514

Total Zambia			$29,616,547

Total Foreign Government Bonds (identified cost $1,592,760,605)			$1,633,598,098

Foreign Corporate Bonds — 1.6%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	10,300	$10,279,400

Total Azerbaijan			$10,279,400

Croatia — 0.3%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	6,019	$6,888,172

Total Croatia			$6,888,172

Georgia — 0.6%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$7,209,873
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	6,005	6,327,769

Total Georgia			$13,537,642

Mongolia — 0.2%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	5,560	$5,448,800

Total Mongolia			$5,448,800

Total Foreign Corporate Bonds (identified cost $36,453,008)			$36,154,014

Sovereign Loans — 1.0%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(8)(9)(10)		$9,700	$9,389,737

Total Ethiopia			$9,389,737

Kenya — 0.6%
Government of Kenya,Term Loan, 6.14%, Maturing October 28, 2017(9)		$14,420	$14,383,950

Total Kenya			$14,383,950

Total Sovereign Loans (identified cost $23,432,059)			$23,773,687

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.565%, 3/15/34(11)(12)	$2,715	$601,148
Series 3572, (Interest Only), Class JS, 6.265%, 9/15/39(11)(12)	4,600	732,056
Series 3586, (Interest Only), Class GS, 5.715%, 10/15/39(11)(12)	5,520	1,069,930

		$2,403,134

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 5.966%, 10/25/35(11)(12)	$8,446	$1,686,776
Series 2006-56, (Interest Only), Class CS, 6.676%, 7/25/36(11)(12)	3,850	860,101
Series 2006-72, (Interest Only), Class GI, 6.046%, 8/25/36(11)(12)	12,301	2,462,484
Series 2006-96, (Interest Only), Class SM, 6.716%, 10/25/36(11)(12)	8,270	1,675,701
Series 2007-36, (Interest Only), Class SG, 6.066%, 4/25/37(11)(12)	5,669	1,106,850
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	1,329	65,923
Series 2010-109, (Interest Only), Class PS, 6.066%, 10/25/40(11)(12)	6,495	1,243,345
Series 2010-147, (Interest Only), Class KS, 5.416%, 1/25/41(11)(12)	5,831	991,473

		$10,092,653

Total Collateralized Mortgage Obligations (identified cost $7,706,293)		$12,495,787

Common Stocks — 2.9%

Security	Shares	Value

Canada — 0.3%
Turquoise Hill Resources, Ltd.(13)	2,063,000	$6,395,300

Total Canada		$6,395,300

Iceland — 2.0%
Eimskipafelag Islands HF	2,347,670	$6,638,254
Hagar HF	14,115,255	6,516,275
HB Grandi HF	14,033,996	3,363,973
Icelandair Group HF	41,806,480	8,981,861
Marel HF	3,355,689	7,298,862
Reginn HF(13)	14,691,738	3,208,600
Reitir Fasteignafelag HF	8,366,555	6,781,485
Siminn HF(13)	120,543,840	3,360,331

Total Iceland		$46,149,641

Security	Shares	Value

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	32,962,666	$13,960,723

Total Singapore		$13,960,723

Total Common Stocks (identified cost $63,853,807)		$66,505,664

Currency Options Purchased — 1.0%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Citibank, N.A.	EUR 62,880	SEK 9.53	4/27/17	$430,035
Call SEK/Put EUR	Goldman Sachs International	EUR 58,650	SEK 9.57	11/2/16	1,223
Call SEK/Put EUR	Goldman Sachs International	EUR 23,812	SEK 9.52	11/30/16	7,293
Call SEK/Put EUR	Goldman Sachs International	EUR 30,686	SEK 9.45	4/27/17	158,592
Put CNH/Call USD	BNP Paribas	USD 97,830	CNH 6.66	11/3/16	1,748,516
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD 80,865	CNH 6.66	11/3/16	1,474,816
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD 104,000	CNH 6.80	1/18/17	1,041,872
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD 119,270	CNH 6.74	3/7/17	2,486,302
Put CNH/Call USD	Standard Chartered Bank	USD 55,705	CNH 6.68	11/2/16	811,120
Put CNH/Call USD	Standard Chartered Bank	USD 89,000	CNH 6.82	4/19/17	1,578,237
Put CNH/Call USD	Standard Chartered Bank	USD 27,427	CNH 6.47	6/15/17	1,703,464
Put CNH/Call USD	Standard Chartered Bank	USD 25,590	CNH 6.47	6/15/17	1,596,202
Put EUR/Call USD	Deutsche Bank AG	USD 51,273	USD 1.10	11/1/16	142,385
Put EUR/Call USD	Deutsche Bank AG	USD 50,423	USD 1.18	11/1/16	3,515,895
Put EUR/Call USD	Deutsche Bank AG	USD 45,370	USD 1.28	11/1/16	6,307,791

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put RUB/Call USD	Bank of America, N.A.	USD 14,816	RUB 110.00	11/3/16	$1,408
Put RUB/Call USD	Deutsche Bank AG	USD 17,767	RUB 110.00	11/16/16	888
Put RUB/Call USD	Goldman Sachs International	USD 15,477	RUB 110.00	11/4/16	1,470
Put RUB/Call USD	Goldman Sachs International	USD 13,348	RUB 110.00	11/4/16	1,268

Total Currency Options Purchased (identified cost $19,348,900)					$23,008,777

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	492	JPY 21,000.00	3/12/21	$5,750,645
WTI Crude Oil Futures 12/2016 (14)	Exchange-Traded	715	USD 75.00	11/16/16	7,150

Total Call Options Purchased (identified cost $5,625,950)					$5,757,795

Short-Term Investments — 14.9%

Foreign Government Securities — 1.2%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,307,991
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,468,448

Total Georgia			$3,776,439

Iceland — 1.1%
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	392,954	$2,126,608
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	915,448	4,947,902
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	675,150	3,645,516
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,521,290	13,602,883

Total Iceland			$24,322,909

Total Foreign Government Securities (identified cost $28,579,173)			$28,099,348

U.S. Treasury Obligations — 2.5%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/17/16(14)(15)	$	20,500	$20,498,442
U.S. Treasury Bill, 0.00%, 11/25/16(14)(15)		35,000	34,996,115

Total U.S. Treasury Obligations (identified cost $55,493,415)			$55,494,557

Repurchase Agreements — 0.2%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.: Dated 10/21/16 with a maturity date of 11/28/16, an interest rate of 0.54% payable by the Portfolio and repurchase proceeds of EUR 4,698,252, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,995,917.	EUR	4,701	$5,160,062

Total Repurchase Agreements (identified cost $5,114,701)			$5,160,062

Other — 11.0%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(16)		247,653,158	$247,702,689

Total Other (identified cost $247,660,434)			$247,702,689

Total Short-Term Investments (identified cost $336,847,723)			$336,456,656

Total Investments — 94.6% (identified cost $2,086,028,345)			$2,137,750,478

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/ Call USD	Citibank, N.A.	USD 51,273	USD 1.10	11/1/16	$(142,385)
Put EUR/ Call USD	Deutsche Bank AG	USD 50,423	USD 1.18	11/1/16	(3,515,895)
Put EUR/ Call USD	Deutsche Bank AG	USD 45,370	USD 1.28	11/1/16	(6,307,791)

Total Currency Options Written (premiums received $10,244,366)					$(9,966,071)

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,943,898)

Total Spain			$(4,943,898)

Total Foreign Government Bonds (proceeds $5,109,274)			$(4,943,898)

Total Securities Sold Short (proceeds $5,109,274)			$(4,943,898)

Other Assets, Less Liabilities — 6.1%			$137,372,342

Net Assets — 100.0%			$2,260,212,851

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $927,182,788 or 41.0% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2016.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $111,024,076 or 4.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at October 31, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2016.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Non-income producing.

(14)	All or a portion of the security is held by a wholly-owned subsidiary (see Note 1).

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Forward Commodity Contracts(1)(2)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

12/2/16	Gold 8,388 Troy Ounces	United States Dollar 10,208,787	Citibank, N.A.	$(520,591)
12/2/16	United States Dollar 11,039,826	Gold 8,388 Troy Ounces	Citibank, N.A.	(310,448)
12/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,805,545	Merrill Lynch International	(177,092)
12/2/16	United States Dollar 4,125,762	Gold 3,113 Troy Ounces	Merrill Lynch International	(143,124)

				$(1,151,255)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

(2)	Positions are held by a wholly-owned subsidiary (see Note 1).

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	56,287,750,000	USD	19,012,535	JPMorgan Chase Bank, N.A.	11/1/16	$—	$(292,259)
COP	56,287,750,000	USD	18,967,048	The Bank of Nova Scotia	11/1/16	—	(246,773)
EUR	26,310,853	SEK	259,989,000	UBS AG	11/1/16	97,905	—
EUR	1,644,468	SEK	16,247,000	UBS AG	11/1/16	6,419	—
SEK	276,236,000	EUR	27,921,523	Goldman Sachs International	11/1/16	—	(67,222)
USD	18,967,048	COP	56,287,750,000	JPMorgan Chase Bank, N.A.	11/1/16	246,773	—
USD	18,952,104	COP	56,287,750,000	The Bank of Nova Scotia	11/1/16	231,829	—
EUR	117,624	SEK	1,163,295	BNP Paribas	11/2/16	327	—
EUR	101,954,576	SEK	1,006,190,000	UBS AG	11/2/16	519,723	—
EUR	1,644,463	SEK	16,238,000	UBS AG	11/2/16	7,410	—
KES	304,227,000	USD	2,933,722	Citibank, N.A.	11/2/16	59,165	—
PEN	62,316,000	USD	18,314,769	BNP Paribas	11/2/16	212,361	—
PEN	24,483,625	USD	7,141,206	BNP Paribas	11/2/16	138,005	—
PEN	20,948,000	USD	6,233,411	BNP Paribas	11/2/16	—	(5,374)
PEN	39,666,125	USD	11,803,287	BNP Paribas	11/2/16	—	(10,177)
PEN	26,185,500	USD	7,791,912	Standard Chartered Bank	11/2/16	—	(6,718)
SEK	18,279,000	EUR	1,847,595	Goldman Sachs International	11/2/16	—	(4,428)
SEK	180,920,000	EUR	18,286,569	Goldman Sachs International	11/2/16	—	(43,418)
SEK	326,142,295	EUR	32,976,976	Standard Chartered Bank	11/2/16	—	(91,441)
SEK	498,250,000	EUR	50,379,171	Standard Chartered Bank	11/2/16	—	(139,696)
USD	2,995,953	KES	304,227,000	Citibank, N.A.	11/2/16	3,065	—
USD	18,543,117	PEN	62,316,000	BNP Paribas	11/2/16	15,988	—
USD	7,285,492	PEN	24,483,625	BNP Paribas	11/2/16	6,282	—
USD	11,685,410	PEN	39,666,125	BNP Paribas	11/2/16	—	(107,700)
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(281,124)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(351,411)
KES	89,423,000	USD	862,740	Standard Chartered Bank	11/3/16	16,836	—
EUR	31,236,109	SEK	299,100,365	Goldman Sachs International	11/4/16	1,174,111	—
EUR	18,286,754	SEK	180,920,000	Goldman Sachs International	11/4/16	43,414	—
PEN	40,219,903	USD	11,739,404	Standard Chartered Bank	11/4/16	216,927	—
SEK	87,722,258	EUR	9,179,041	Goldman Sachs International	11/4/16	—	(363,998)
SEK	180,920,000	EUR	18,891,488	Goldman Sachs International	11/4/16	—	(707,312)
SEK	211,378,107	EUR	22,150,417	Goldman Sachs International	11/4/16	—	(912,595)
USD	5,611,295	PEN	20,369,000	Standard Chartered Bank	11/4/16	—	(443,879)
USD	5,451,298	PEN	19,850,903	Standard Chartered Bank	11/4/16	—	(449,859)
USD	25,622,578	ZAR	362,021,411	Standard Chartered Bank	11/4/16	—	(1,215,557)
ZAR	97,493,971	USD	6,861,038	Standard Chartered Bank	11/4/16	366,591	—
EUR	27,921,805	SEK	276,236,000	Goldman Sachs International	11/8/16	66,582	—
EUR	1,847,661	SEK	18,279,000	Goldman Sachs International	11/8/16	4,437	—
SEK	186,197,000	EUR	18,897,062	Goldman Sachs International	11/8/16	—	(128,720)
SEK	108,318,000	EUR	11,419,655	Goldman Sachs International	11/8/16	—	(543,185)
NZD	33,353,900	USD	24,271,833	Deutsche Bank AG	11/10/16	—	(428,439)
USD	23,656,254	NZD	33,353,900	Deutsche Bank AG	11/10/16	—	(187,140)
USD	7,702,692	THB	271,828,000	Deutsche Bank AG	11/10/16	—	(62,768)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/16	—	(33,301)
CNH	62,245,000	USD	9,355,648	Bank of America, N.A.	11/14/16	—	(181,774)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	158,297,000	USD	23,800,266	Goldman Sachs International	11/14/16	$—	$(469,929)
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	220,179	—
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	554,716	—
THB	193,030,000	USD	5,574,230	Deutsche Bank AG	11/15/16	—	(60,426)
TRY	58,410,000	USD	19,618,446	Citibank, N.A.	11/15/16	—	(797,312)
USD	5,448,208	THB	193,030,000	Deutsche Bank AG	11/15/16	—	(65,596)
USD	1,029,805	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(12,399)
USD	19,593,767	TRY	58,410,000	Citibank, N.A.	11/15/16	772,633	—
NZD	10,140,288	USD	7,377,597	Deutsche Bank AG	11/16/16	—	(130,477)
USD	7,300,946	NZD	10,140,288	Deutsche Bank AG	11/16/16	53,826	—
CNH	21,187,000	USD	3,193,122	Citibank, N.A.	11/18/16	—	(71,515)
CNH	131,861,000	USD	19,798,354	Citibank, N.A.	11/18/16	—	(370,492)
CNH	60,515,000	USD	9,085,109	Goldman Sachs International	11/18/16	—	(169,075)
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	600,898	—
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	217,617	—
PEN	44,324,000	USD	12,918,683	Citibank, N.A.	11/21/16	231,623	—
PHP	133,240,000	USD	2,758,021	JPMorgan Chase Bank, N.A.	11/21/16	—	(10,989)
PHP	505,650,000	USD	10,835,744	Standard Chartered Bank	11/21/16	—	(410,670)
SGD	23,218,400	USD	17,041,653	Deutsche Bank AG	11/21/16	—	(350,366)
USD	13,911,835	NZD	19,328,435	Morgan Stanley & Co. International PLC	11/21/16	100,891	—
USD	13,239,740	PEN	44,324,000	BNP Paribas	11/21/16	89,434	—
USD	36,477,905	SGD	49,033,600	Bank of America, N.A.	11/21/16	1,228,539	—
USD	2,331,748	SGD	3,156,604	Bank of America, N.A.	11/21/16	62,523	—
USD	17,269,813	SGD	23,218,400	Deutsche Bank AG	11/21/16	578,526	—
RSD	13,385,000	EUR	107,372	Deutsche Bank AG	11/22/16	1,323	—
USD	52,842,858	ZAR	715,254,500	Standard Chartered Bank	11/22/16	6,967	—
MXN	793,170,000	USD	43,034,561	BNP Paribas	11/23/16	—	(1,164,024)
RUB	3,275,822,169	USD	49,987,368	Deutsche Bank AG	11/23/16	1,406,241	—
USD	25,598,676	EUR	22,994,957	JPMorgan Chase Bank, N.A.	11/23/16	334,786	—
USD	8,844,437	EUR	7,909,000	JPMorgan Chase Bank, N.A.	11/23/16	155,049	—
USD	2,847,812	EUR	2,526,000	JPMorgan Chase Bank, N.A.	11/23/16	72,570	—
USD	4,195,807	EUR	3,757,495	JPMorgan Chase Bank, N.A.	11/23/16	67,556	—
USD	2,995,310	EUR	2,670,807	JPMorgan Chase Bank, N.A.	11/23/16	60,972	—
USD	998,267	EUR	888,736	JPMorgan Chase Bank, N.A.	11/23/16	21,839	—
USD	59,873,345	RUB	3,923,679,928	Deutsche Bank AG	11/23/16	—	(1,684,352)
EUR	32,980,244	SEK	326,142,295	Standard Chartered Bank	11/28/16	90,917	—
PEN	9,744,000	USD	2,883,267	Citibank, N.A.	11/28/16	5,313	—
PEN	21,612,000	USD	6,356,471	Standard Chartered Bank	11/28/16	50,342	—
SEK	326,142,295	EUR	33,953,791	Standard Chartered Bank	11/28/16	—	(1,160,741)
TRY	42,038,098	USD	13,921,283	BNP Paribas	11/28/16	—	(412,972)
TRY	96,912,902	USD	32,472,345	BNP Paribas	11/28/16	—	(1,330,841)
USD	9,267,327	PEN	31,356,000	Standard Chartered Bank	11/28/16	—	(28,066)
USD	46,341,716	TRY	138,951,000	BNP Paribas	11/28/16	1,691,901	—
CNH	17,108,000	USD	2,567,034	Citibank, N.A.	11/30/16	—	(48,841)
CNH	76,111,000	USD	11,422,075	Deutsche Bank AG	11/30/16	—	(218,999)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	165,856,000	USD	24,624,777	Standard Chartered Bank	11/30/16	$—	$(211,782)
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	307,964	—
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	739,271	—
USD	44,545,649	EUR	39,714,606	Deutsche Bank AG	11/30/16	900,032	—
USD	870,962	EUR	796,388	Deutsche Bank AG	11/30/16	—	(4,254)
COP	71,668,140,000	USD	24,082,036	BNP Paribas	12/1/16	—	(361,406)
RSD	914,295,780	EUR	7,398,412	Deutsche Bank AG	12/1/16	9,307	—
TRY	10,726,224	USD	3,592,472	Deutsche Bank AG	12/1/16	—	(147,956)
TRY	23,164,340	USD	7,674,886	Deutsche Bank AG	12/1/16	—	(236,112)
TRY	51,851,212	USD	17,335,403	Deutsche Bank AG	12/1/16	—	(684,403)
USD	28,416,722	TRY	85,741,776	Deutsche Bank AG	12/1/16	882,433	—
KES	91,690,000	USD	876,913	JPMorgan Chase Bank, N.A.	12/5/16	19,506	—
RUB	669,510,000	USD	10,565,094	Citibank, N.A.	12/5/16	—	(94,596)
RUB	1,282,100,000	USD	20,230,981	Credit Suisse International	12/5/16	—	(180,159)
USD	31,652,025	NZD	43,494,188	JPMorgan Chase Bank, N.A.	12/5/16	590,500	—
USD	46,266,026	SGD	63,044,400	Standard Chartered Bank	12/5/16	939,823	—
USD	5,899,731	SGD	8,039,268	Standard Chartered Bank	12/5/16	119,844	—
AUD	26,463,378	USD	20,016,238	Goldman Sachs International	12/6/16	96,651	—
AUD	10,283,743	USD	7,733,066	Goldman Sachs International	12/6/16	82,859	—
AUD	6,701,000	USD	5,075,036	Goldman Sachs International	12/6/16	17,907	—
AUD	13,248,973	USD	10,150,966	Goldman Sachs International	12/6/16	—	(81,385)
IDR	363,595,295,000	USD	27,043,161	JPMorgan Chase Bank, N.A.	12/6/16	716,708	—
USD	42,529,624	AUD	56,697,094	Goldman Sachs International	12/6/16	—	(561,713)
USD	13,482,436	IDR	177,496,275,000	BNP Paribas	12/6/16	—	(69,096)
USD	14,125,163	IDR	186,099,020,000	Standard Chartered Bank	12/6/16	—	(83,174)
PEN	59,193,000	USD	17,335,774	Standard Chartered Bank	12/7/16	193,759	—
RUB	1,810,529,000	USD	28,662,577	BNP Paribas	12/7/16	—	(364,598)
RUB	2,407,771,000	USD	38,132,215	Credit Suisse International	12/7/16	—	(499,538)
USD	105,901,722	EUR	93,127,432	Goldman Sachs International	12/7/16	3,520,378	—
USD	2,044,383	EUR	1,818,636	Goldman Sachs International	12/7/16	45,033	—
USD	1,509,126	EUR	1,346,052	Goldman Sachs International	12/7/16	29,319	—
USD	560,131	EUR	499,248	Goldman Sachs International	12/7/16	11,274	—
USD	390,856	EUR	348,183	Goldman Sachs International	12/7/16	8,075	—
USD	1,996,822	EUR	1,815,326	Goldman Sachs International	12/7/16	1,110	—
USD	5,495,495	EUR	5,000,000	Goldman Sachs International	12/7/16	—	(1,346)
USD	670,594	EUR	616,100	Goldman Sachs International	12/7/16	—	(6,727)
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	—	(443,584)
USD	8,360,473	PEN	30,754,000	BNP Paribas	12/7/16	—	(747,078)
AUD	3,500,000	USD	2,681,858	Australia and New Zealand Banking Group Limited	12/8/16	—	(21,889)
AUD	7,937,000	USD	6,081,695	Citibank, N.A.	12/8/16	—	(49,647)
AUD	58,051,257	USD	43,691,118	Standard Chartered Bank	12/8/16	427,315	—
AUD	28,874,000	USD	21,940,948	Standard Chartered Bank	12/8/16	3,032	—
AUD	16,964,000	USD	12,890,706	Standard Chartered Bank	12/8/16	1,781	—
AUD	305,000	USD	233,732	Standard Chartered Bank	12/8/16	—	(1,934)
AUD	3,259,000	USD	2,479,863	Standard Chartered Bank	12/8/16	—	(3,052)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,675,890	AUD	3,500,000	Australia and New Zealand Banking Group Limited	12/8/16	$15,921	$—
USD	22,539,737	AUD	29,432,852	JPMorgan Chase Bank, N.A.	12/8/16	171,034	—
USD	44,112,337	AUD	58,051,257	Standard Chartered Bank	12/8/16	—	(6,095)
IDR	50,732,179,000	USD	3,773,312	BNP Paribas	12/9/16	98,256	—
IDR	25,200,000,000	USD	1,917,079	Citibank, N.A.	12/9/16	6,030	—
IDR	203,986,707,800	USD	15,171,938	Deutsche Bank AG	12/9/16	395,073	—
USD	21,263,161	IDR	279,918,886,800	Goldman Sachs International	12/9/16	—	(98,527)
COP	74,599,700,000	USD	25,218,729	BNP Paribas	12/12/16	—	(566,175)
GBP	2,497,000	USD	3,053,307	Goldman Sachs International	12/13/16	5,851	—
GBP	1,408,000	USD	1,732,108	Goldman Sachs International	12/13/16	—	(7,120)
GBP	3,236,000	USD	3,991,930	JPMorgan Chase Bank, N.A.	12/13/16	—	(27,398)
GBP	10,060,000	USD	12,410,016	JPMorgan Chase Bank, N.A.	12/13/16	—	(85,176)
USD	40,047,552	SGD	53,900,000	Bank of America, N.A.	12/13/16	1,294,594	—
USD	69,705,481	EUR	61,546,561	Standard Chartered Bank	12/14/16	2,017,450	—
USD	1,966,195	EUR	1,743,506	Standard Chartered Bank	12/14/16	48,712	—
RSD	1,483,981,000	EUR	12,002,434	Citibank, N.A.	12/15/16	—	(7,881)
JPY	708,220,000	USD	6,784,919	Standard Chartered Bank	12/16/16	—	(19,911)
JPY	510,634,000	USD	4,956,842	Standard Chartered Bank	12/16/16	—	(79,200)
JPY	661,150,000	USD	6,480,846	Standard Chartered Bank	12/16/16	—	(165,457)
JPY	3,291,350,000	USD	32,263,076	Standard Chartered Bank	12/16/16	—	(823,681)
USD	90,077,163	EUR	79,907,000	Standard Chartered Bank	12/16/16	2,187,048	—
CNH	45,948,000	USD	6,889,479	BNP Paribas	12/19/16	—	(135,984)
TRY	646,845	USD	215,867	BNP Paribas	12/19/16	—	(8,925)
TRY	54,040,590	USD	18,012,329	BNP Paribas	12/19/16	—	(723,364)
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	65,740	—
USD	18,040,323	TRY	54,687,435	BNP Paribas	12/19/16	544,415	—
RUB	1,166,555,000	USD	17,602,851	BNP Paribas	12/20/16	559,274	—
RUB	1,096,445,000	USD	16,535,138	Deutsche Bank AG	12/20/16	535,443	—
CNH	117,460,000	USD	17,608,083	Standard Chartered Bank	12/21/16	—	(346,274)
PEN	77,986,000	USD	22,762,325	Standard Chartered Bank	12/21/16	296,342	—
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	131,942	—
USD	11,953,238	EUR	10,601,071	Goldman Sachs International	12/21/16	289,902	—
USD	971,449	EUR	876,150	Goldman Sachs International	12/21/16	7,505	—
USD	431,135	EUR	389,533	Goldman Sachs International	12/21/16	2,570	—
USD	11,723,341	PEN	39,578,000	BNP Paribas	12/21/16	21,037	—
USD	11,309,776	PEN	38,408,000	The Bank of Nova Scotia	12/21/16	—	(46,586)
USD	42,551,647	EUR	37,680,000	Goldman Sachs International	12/23/16	1,091,478	—
USD	6,321,550	EUR	5,750,000	Goldman Sachs International	12/23/16	—	(5,307)
USD	1,903,888	EUR	1,692,706	Goldman Sachs International	12/27/16	40,960	—
USD	639,712	EUR	567,614	Goldman Sachs International	12/27/16	15,017	—
USD	604,303	EUR	537,115	Goldman Sachs International	12/27/16	13,175	—
USD	770,308	EUR	695,858	Goldman Sachs International	12/27/16	4,473	—
USD	659,673	EUR	596,905	Goldman Sachs International	12/27/16	2,742	—
USD	784,574	EUR	713,589	Goldman Sachs International	12/27/16	—	(775)
USD	1,798,694	EUR	1,643,498	Goldman Sachs International	12/27/16	—	(10,078)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	50,392,826	SEK	498,250,000	Standard Chartered Bank	1/5/17	$137,045	$—
SEK	76,050,000	EUR	7,921,042	Standard Chartered Bank	1/5/17	—	(273,475)
SEK	422,200,000	EUR	43,422,365	Standard Chartered Bank	1/5/17	—	(910,235)
MYR	29,827,000	USD	7,125,418	Australia and New Zealand Banking Group Limited	1/9/17	—	(36,073)
MYR	5,251,000	USD	1,251,728	BNP Paribas	1/9/17	—	(3,659)
MYR	18,685,127	USD	4,504,144	BNP Paribas	1/9/17	—	(63,024)
MYR	136,543,873	USD	32,914,590	BNP Paribas	1/9/17	—	(460,552)
TWD	104,235,000	USD	3,294,406	BNP Paribas	1/10/17	10,772	—
TWD	450,412,000	USD	14,431,657	Goldman Sachs International	1/10/17	—	(149,586)
USD	40,075,575	EUR	35,539,020	Goldman Sachs International	1/11/17	933,615	—
USD	36,935,747	EUR	32,750,554	Standard Chartered Bank	1/11/17	864,946	—
CNH	61,774,000	USD	9,250,513	Standard Chartered Bank	1/12/17	—	(186,808)
TWD	242,088,000	USD	7,497,306	Deutsche Bank AG	1/12/17	179,291	—
TWD	179,748,000	USD	5,569,264	JPMorgan Chase Bank, N.A.	1/12/17	130,535	—
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	—	(141,275)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	—	(447,931)
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(327,772)
COP	56,287,750,000	USD	18,771,969	The Bank of Nova Scotia	1/13/17	—	(247,812)
USD	128,354,819	EUR	113,651,699	JPMorgan Chase Bank, N.A.	1/13/17	3,169,767	—
USD	8,595,559	EUR	7,642,875	JPMorgan Chase Bank, N.A.	1/13/17	177,087	—
USD	4,907,602	EUR	4,380,888	JPMorgan Chase Bank, N.A.	1/13/17	82,142	—
USD	4,579,900	EUR	4,089,784	JPMorgan Chase Bank, N.A.	1/13/17	75,085	—
USD	444,951	EUR	397,037	JPMorgan Chase Bank, N.A.	1/13/17	7,623	—
USD	84,121,308	NZD	119,189,136	Goldman Sachs International	1/13/17	—	(893,397)
SEK	198,297,742	EUR	20,376,580	Goldman Sachs International	1/17/17	—	(407,058)
TWD	319,147,000	USD	9,873,070	BNP Paribas	1/17/17	247,892	—
TWD	318,529,000	USD	9,864,633	BNP Paribas	1/17/17	236,731	—
TWD	320,336,000	USD	9,942,148	Citibank, N.A.	1/17/17	216,521	—
TWD	295,071,000	USD	9,135,325	Deutsche Bank AG	1/17/17	222,126	—
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(629,791)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(658,787)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(627,540)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(628,190)
USD	61,348,566	EUR	55,334,782	Standard Chartered Bank	1/18/17	384,590	—
INR	2,062,996,000	USD	30,465,864	Standard Chartered Bank	1/19/17	136,180	—
INR	1,788,045,000	USD	26,405,449	Standard Chartered Bank	1/19/17	118,030	—
INR	1,088,004,000	USD	16,072,147	Standard Chartered Bank	1/19/17	67,073	—
INR	942,997,000	USD	13,930,083	Standard Chartered Bank	1/19/17	58,134	—
TWD	340,010,000	USD	10,552,762	BNP Paribas	1/19/17	230,172	—
TWD	311,668,000	USD	9,668,621	Goldman Sachs International	1/19/17	215,487	—
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(723,467)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(699,573)
USD	32,912,495	NZD	45,765,000	JPMorgan Chase Bank, N.A.	1/20/17	277,059	—
USD	34,584,025	SGD	47,930,000	Goldman Sachs International	1/23/17	119,284	—
USD	6,981,023	SGD	9,675,000	Goldman Sachs International	1/23/17	24,078	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,112,061	EUR	5,544,322	JPMorgan Chase Bank, N.A.	1/25/17	$1,775	$—
USD	281,343	EUR	256,723	JPMorgan Chase Bank, N.A.	1/25/17	—	(1,586)
USD	3,513,807	EUR	3,202,668	JPMorgan Chase Bank, N.A.	1/25/17	—	(15,789)
TWD	311,360,000	USD	9,636,645	Bank of America, N.A.	1/26/17	238,828	—
TWD	344,600,000	USD	10,663,778	BNP Paribas	1/26/17	265,975	—
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	—	(604,667)
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(663,106)
EUR	28,984,000	USD	31,638,645	Deutsche Bank AG	2/1/17	314,192	—
EUR	19,510,000	USD	21,292,434	Deutsche Bank AG	2/1/17	215,980	—
EUR	9,661,000	USD	10,545,851	Deutsche Bank AG	2/1/17	104,727	—
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	314,867	—
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	289,796	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(895,985)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(789,410)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	—	(24,027)
KES	1,551,941,000	USD	14,668,629	Citibank, N.A.	2/6/17	340,841	—
RUB	1,994,609,215	USD	30,902,614	BNP Paribas	2/6/17	—	(166,556)
RUB	1,093,070,000	USD	17,032,645	BNP Paribas	2/6/17	—	(188,913)
RUB	622,328,370	USD	9,772,361	Citibank, N.A.	2/6/17	—	(182,552)
RUB	1,330,730,000	USD	20,777,560	Goldman Sachs International	2/6/17	—	(271,591)
USD	27,828,145	RUB	1,796,167,636	BNP Paribas	2/6/17	149,986	—
USD	31,317,929	RUB	1,994,404,000	Citibank, N.A.	2/6/17	585,033	—
EUR	19,463,521	USD	21,315,475	Standard Chartered Bank	2/8/17	148,581	—
USD	42,547,725	EUR	38,885,845	Standard Chartered Bank	2/8/17	—	(334,956)
USD	68,923,448	EUR	63,023,503	Standard Chartered Bank	2/8/17	—	(577,852)
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	211,839	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	165,733	—
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	207,806	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	195,855	—
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(644,289)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(719,773)
CNH	66,987,000	USD	9,971,568	Citibank, N.A.	2/16/17	—	(166,603)
CNH	14,359,000	USD	2,146,819	Standard Chartered Bank	2/16/17	—	(45,076)
CNH	103,796,051	USD	15,450,669	Standard Chartered Bank	2/16/17	—	(257,921)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(45,075)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(88,419)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	244,010	—
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	302,034	—
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	—	(667,360)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(643,967)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(218,666)
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	3,671	—
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	—	(25,484)
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	—	(2,912)
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	—	(5,560)
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	—	(44,231)
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	—	(35,921)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	$—	$(40,089)
KES	166,744,000	USD	1,582,762	ICBC Standard Bank plc	3/8/17	21,869	—
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	—	(48,585)
RON	23,616,000	EUR	5,283,813	BNP Paribas	3/8/17	—	(66,766)
KES	149,624,000	USD	1,419,583	Standard Chartered Bank	3/9/17	20,059	—
KES	244,043,000	USD	2,313,204	Citibank, N.A.	3/13/17	33,356	—
USD	38,313,038	SGD	51,600,000	Goldman Sachs International	3/13/17	1,199,616	—
CNH	84,551,000	USD	12,599,806	Goldman Sachs International	3/15/17	—	(246,665)
CNH	49,438,745	USD	7,368,030	Standard Chartered Bank	3/15/17	—	(144,889)
CNH	72,868,255	USD	10,879,919	Standard Chartered Bank	3/15/17	—	(233,660)
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	457,617	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	672,814	—
CNH	93,283,000	USD	13,700,157	Citibank, N.A.	3/22/17	—	(77,721)
CNH	74,405,000	USD	10,958,027	Goldman Sachs International	3/22/17	—	(92,409)
CNH	101,355,236	USD	15,091,158	Standard Chartered Bank	3/22/17	—	(289,905)
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	508,140	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	424,974	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	629,758	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	—	(27,842)
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	—	(25,623)
USD	8,678,774	SGD	11,804,000	Goldman Sachs International	3/30/17	187,820	—
USD	21,458,502	SGD	29,190,000	Standard Chartered Bank	3/30/17	461,304	—
USD	42,774,059	SGD	58,949,070	Standard Chartered Bank	4/13/17	366,621	—
USD	17,252,155	SGD	24,015,000	Goldman Sachs International	4/27/17	—	(25,529)
USD	35,856,336	SGD	49,904,849	Standard Chartered Bank	4/27/17	—	(47,898)
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	33,607	—
RON	18,500,000	EUR	4,087,585	BNP Paribas	5/17/17	—	(4,894)
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	31,101	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	—	(158,947)
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	—	(252,167)
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	1,227,860	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	—	(270,618)
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(333,194)
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	—	(173,135)
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	—	(162,475)
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	284,112	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	276,656	—
THB	187,581,000	USD	5,401,123	Deutsche Bank AG	7/25/17	—	(50,609)
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	—	(18,479)
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	11,120	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(103,052)
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(64,180)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	—	(127,756)
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	—	(115,046)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	522,735	—
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	498,513	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(213,739)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	$—	$(2,003)
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	—	(2,286)
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	—	(50,079)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	—	(152,519)
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	—	(2,433)
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	—	(49,430)
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	473,520	—
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	218,902	—
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(777,185)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(560,123)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(990,971)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(18,071)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(26,100)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(37,911)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(222,137)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(374,070)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(34,740)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(42,694)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(35,593)

						$52,822,064	$(47,932,162)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures(1)
High Grade Copper	110	Short	Dec-16	$(5,744,112)	$(6,063,750)	$(319,638)
High Grade Copper	292	Short	Mar-17	(15,263,387)	(16,173,150)	(909,763)
WTI Crude Oil	809	Short	Nov-16	(41,112,285)	(37,909,740)	3,202,545
WTI Crude Oil	913	Short	Jan-17	(47,369,877)	(43,869,650)	3,500,227
WTI Crude Oil	900	Short	Jan-17	(45,047,740)	(43,245,000)	1,802,740

Equity Futures
TOPIX Index	40	Short	Dec-16	(5,090,302)	(5,307,276)	(216,974)

Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Dec-16	788,337	799,227	10,890
U.S. 5-Year Deliverable Interest Rate Swap	448	Short	Dec-16	(45,310,586)	(45,066,000)	244,586
U.S. 10-Year Deliverable Interest Rate Swap	2,084	Short	Dec-16	(211,247,403)	(208,595,375)	2,652,028

						$9,966,641

(1)	Positions are held by a wholly-owned subsidiary (see Note 1).

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.(1)	BRL	39,411		Pays	Brazil CETIP Interbank Deposit Rate	11.92%		1/2/19	$93,996
CME Group, Inc.(1)	BRL	53,006		Pays	Brazil CETIP Interbank Deposit Rate	11.91		1/2/19	120,232
CME Group, Inc.(1)	BRL	133,330		Pays	Brazil CETIP Interbank Deposit Rate	11.86		1/2/19	257,236
CME Group, Inc.(1)	BRL	198,161		Pays	Brazil CETIP Interbank Deposit Rate	11.78		1/2/19	310,277
CME Group, Inc.(1)	BRL	232,902		Pays	Brazil CETIP Interbank Deposit Rate	12.00		1/2/19	675,569
CME Group, Inc.(1)	BRL	299,733		Pays	Brazil CETIP Interbank Deposit Rate	11.77		1/2/19	387,535
CME Group, Inc.(1)	BRL	12,406		Receives	Brazil CETIP Interbank Deposit Rate	11.94		1/2/23	(207,760)
CME Group, Inc.(1)	BRL	16,634		Receives	Brazil CETIP Interbank Deposit Rate	11.93		1/2/23	(274,249)
CME Group, Inc.(1)	BRL	41,795		Receives	Brazil CETIP Interbank Deposit Rate	11.84		1/2/23	(607,742)
CME Group, Inc.(1)	BRL	62,884		Receives	Brazil CETIP Interbank Deposit Rate	11.84		1/2/23	(928,297)
CME Group, Inc.(1)	BRL	73,645		Receives	Brazil CETIP Interbank Deposit Rate	12.02		1/2/23	(1,359,602)
CME Group, Inc.(1)	BRL	94,034		Receives	Brazil CETIP Interbank Deposit Rate	11.70		1/2/23	(1,082,901)
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.26		9/29/25	(162,572)
CME Group, Inc.	MXN	236,576		Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	(131,809)
CME Group, Inc.	MXN	86,362		Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(66,657)
CME Group, Inc.	MXN	602,100		Pays	Mexico Interbank TIIE 28 Day	6.09		6/30/26	(964,928)
CME Group, Inc.	MXN	1,078,300		Pays	Mexico Interbank TIIE 28 Day	6.13		6/30/26	(1,559,791)
CME Group, Inc.(1)	USD	3,936		Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	310,915
LCH.Clearnet(1)	EUR	7,088		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	12/21/19	9,628
LCH.Clearnet(1)	EUR	177,480		Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	1,174,505
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(2)
LCH.Clearnet(1)	EUR	63,687		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/21/26	955,786
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92		7/28/26	148,845
LCH.Clearnet	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94		8/1/26	95,270
LCH.Clearnet	HUF	833,096		Receives	6-month HUF BUBOR	1.94		9/21/26	47,944
LCH.Clearnet	HUF	854,457		Receives	6-month HUF BUBOR	1.93		9/21/26	50,571
LCH.Clearnet	HUF	2,107,661		Receives	6-month HUF BUBOR	1.89		9/21/26	153,701
LCH.Clearnet	HUF	848,760		Receives	6-month HUF BUBOR	2.14		10/13/26	(3,183)
LCH.Clearnet	HUF	863,002		Receives	6-month HUF BUBOR	2.09		10/19/26	12,316
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.09		10/19/26	18,486
LCH.Clearnet	HUF	940,473		Receives	6-month HUF BUBOR	2.04		10/20/26	28,723
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.04		10/20/26	39,579
LCH.Clearnet	HUF	972,374		Receives	6-month HUF BUBOR	2.08		10/28/26	19,958
LCH.Clearnet	HUF	2,407,181		Receives	6-month HUF BUBOR	2.06		10/28/26	61,191
LCH.Clearnet(1)	HUF	1,456,978		Receives	6-month HUF BUBOR	2.09		11/2/26	26,991
LCH.Clearnet(1)	HUF	975,542		Receives	6-month HUF BUBOR	2.18		11/3/26	(11,934)
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill	4.96		4/29/24	2,261,191
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill	3.77		3/5/25	688,622
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill	4.05		6/16/25	933,740
LCH.Clearnet	NZD	18,894		Pays	3-month NZD Bank Bill	4.05		6/16/25	1,537,451
LCH.Clearnet	NZD	23,462		Pays	3-month NZD Bank Bill	3.92		6/25/25	1,733,844
LCH.Clearnet	PLN	43,620		Pays	6-month PLN WIBOR	2.23		7/28/26	(268,965)
LCH.Clearnet	PLN	31,466		Pays	6-month PLN WIBOR	2.22		8/1/26	(199,520)
LCH.Clearnet	PLN	11,391		Pays	6-month PLN WIBOR	2.28		9/21/26	(61,762)
LCH.Clearnet	PLN	11,676		Pays	6-month PLN WIBOR	2.30		9/21/26	(58,027)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30%		9/21/26	$(151,440)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49		10/13/26	(10,492)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47		10/19/26	(16,970)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46		10/19/26	(29,600)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(30,884)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(36,815)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(20,381)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(58,797)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(16,861)
LCH.Clearnet(1)	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	7,204
LCH.Clearnet(1)	USD	23,774	Receives	3-month USD-LIBOR-BBA	1.25	(2)	12/21/18	19,979
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	162,474
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	301,154
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	151,115
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	203,988
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	284,276
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	355,253
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	337,932
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	278,813
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	163,144
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	174,786
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	367,560
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	620,556
LCH.Clearnet	USD	4,628	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	61,636
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	127,746
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	255,467
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	443,324
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	162,001
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	398,378
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	16,047
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	15,854
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	64,423
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	63,507
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	50,346
LCH.Clearnet	USD	15,830	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	256,890
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	163,225
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	160,029
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	319,009
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	163,105
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	284,803
LCH.Clearnet	USD	1,952	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(12,087)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(43,222)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(25,924)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(53,022)
LCH.Clearnet	USD	6,634	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(31,840)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27%		3/7/21	$6,904
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(37,292)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(20,449)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(23,666)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(9,671)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(10,894)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(19,460)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(142,424)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(115,176)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(127,559)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(132,207)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(187,620)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(141,116)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	485,838
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	478,381
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(28,105)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(38,620)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	73,202
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	69,653
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66		5/9/26	17,725
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(5,861)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	14,981
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	25,957
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	140,526
LCH.Clearnet	USD	18,690	Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	574,520
LCH.Clearnet	USD	28,034	Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	876,360
LCH.Clearnet	USD	20,846	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	506,772
LCH.Clearnet	USD	25,811	Receives	3-month USD-LIBOR-BBA	1.42		8/18/26	590,777
LCH.Clearnet(1)	USD	14,446	Receives	3-month USD-LIBOR-BBA	2.25	(2)	12/21/46	297,370

								$13,218,936

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	KRW	66,734,885	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$306,836
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	(154)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	743,208

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43%	5/10/26	$569,349
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	473,781
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	192,986
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	30,364
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	707,795
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	209,181
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	287,516
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	180,498
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(196,208)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(205,540)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(221,861)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(34,879)
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(31,941)
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(22,759)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(73,403)
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(80,684)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	7,075
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	194,439
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(402,917)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	389,434
Deutsche Bank AG	SAR	25,680	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	134,909
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	234,551
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(55,005)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(55,766)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(79,353)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(57,759)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(247,133)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79%	6/27/21	$(173,754)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(177,484)
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(73,403)
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(67,747)
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(87,760)
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	(61,099)
Goldman Sachs International	CNY	402,790	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(350,649)
Goldman Sachs International	CNY	265,180	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	(127,321)
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(23,203)
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(69,336)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,439,029
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	198,826
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	653,823
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	542,812
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	605,454
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	607,676
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	647,414
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	597,424
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(85,639)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(167,633)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	1,314,525
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	1,223,764
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	499,557
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	363,856
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	184,074
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	87,840
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	194,636
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	157,724

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64%	7/27/22	$610,323
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	704,437
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	1,172,096
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	720,617
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	901,089
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	628,730
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	407,261
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(85,878)
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(39,237)
Standard Chartered Bank	CNY	415,125	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(501,983)

							$15,267,421

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.48%	$(61,420)	$80,958	$19,538
Mexico	ICE Clear Credit	8,762	1.00	(1)	12/20/21	1.55	(220,621)	276,709	56,088
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	1.93	(302,298)	446,800	144,502

Total		$19,602					$(584,339)	$804,467	$220,128

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Colombia	ICE Clear Credit	$5,345	1.00%(1)		6/20/21	$127,587	$(287,779)	$(160,192)
Colombia	ICE Clear Credit	5,345	1.00	(1)	6/20/21	127,584	(307,623)	(180,039)
Colombia	ICE Clear Credit	7,150	1.00(1)		6/20/21	170,673	(405,723)	(235,050)
Colombia	ICE Clear Credit	7,127	1.00(1)		6/20/21	170,113	(415,929)	(245,816)
Colombia	ICE Clear Credit	17,880	1.00(1)		6/20/21	426,802	(1,008,494)	(581,692)
Italy	ICE Clear Credit	58,500	1.00(1)		12/20/21	1,275,144	(1,113,823)	161,321
Italy	ICE Clear Credit	45,128	1.00(1)		12/20/21	983,670	(901,953)	81,717
Italy	ICE Clear Credit	19,870	1.00(1)		12/20/21	433,113	(377,898)	55,215
Mexico	ICE Clear Credit	8,940	1.00(1)		6/20/21	143,919	(300,583)	(156,664)
Mexico	ICE Clear Credit	8,950	1.00(1)		6/20/21	144,080	(314,080)	(170,000)
Mexico	ICE Clear Credit	14,300	1.00(1)		6/20/21	230,206	(469,737)	(239,531)
South Africa	ICE Clear Credit	4,880	1.00(1)		6/20/21	249,589	(442,079)	(192,490)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
South Africa	ICE Clear Credit	$9,950	1.00	%(1)	6/20/21	$508,896	$(905,374)	$(396,478)
South Africa	ICE Clear Credit	13,270	1.00	(1)	6/20/21	678,699	(1,193,033)	(514,334)
South Africa	ICE Clear Credit	13,260	1.00	(1)	6/20/21	678,187	(1,207,530)	(529,343)
South Africa	ICE Clear Credit	16,350	1.00	(1)	6/20/21	836,226	(1,468,704)	(632,478)
South Africa	ICE Clear Credit	19,240	1.00	(1)	6/20/21	984,036	(1,740,780)	(756,744)

Total						$8,168,524	$(12,861,122)	$(4,692,598)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Belarus	Deutsche Bank AG	$4,200	5.00	%(1)	12/20/16	6.35%	$16,852	$7,042	$23,894
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	0.31	9,330	6,414	15,744
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	2.23	(167,241)	239,651	72,410
Mexico	Barclays Bank PLC	63,110	1.00	(1)	12/20/21	1.52	(1,520,152)	1,974,066	453,914
Mexico	BNP Paribas	52,770	1.00	(1)	12/20/21	1.52	(1,271,089)	1,654,164	383,075
Mexico	BNP Paribas	6,117	1.00	(1)	12/20/21	1.52	(147,342)	189,889	42,547
Mexico	BNP Paribas	4,646	1.00	(1)	12/20/21	1.52	(111,910)	144,285	32,375
Mexico	Citibank, N.A.	4,558	1.00	(1)	12/20/21	1.52	(109,787)	137,286	27,499
Philippines	Barclays Bank PLC	11,200	1.00	(1)	12/20/21	1.13	(60,428)	86,508	26,080
Philippines	BNP Paribas	12,510	1.00	(1)	12/20/21	1.13	(67,521)	114,046	46,525
Philippines	BNP Paribas	12,510	1.00	(1)	12/20/21	1.13	(67,521)	99,122	31,601
Philippines	BNP Paribas	9,385	1.00	(1)	12/20/21	1.13	(50,654)	74,533	23,879
Philippines	Goldman Sachs International	4,446	1.00	(1)	12/20/21	1.13	(23,997)	29,947	5,950
Philippines	HSBC Bank USA, N.A.	33,628	1.00	(1)	12/20/21	1.13	(181,501)	258,684	77,183
Philippines	JPMorgan Chase Bank, N.A.	7,821	1.00	(1)	12/20/21	1.13	(42,213)	65,697	23,484
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.66	70,302	9,469	79,771
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.66	77,529	9,139	86,668
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.15	(21,700)	89,079	67,379
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.15	(21,228)	87,040	65,812
Saudi Arabia	Barclays Bank PLC	2,390	1.00	(1)	6/20/21	1.25	(23,358)	53,961	30,603
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.15	(58,967)	241,837	182,870
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.15	(23,634)	96,817	73,183
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.15	(14,907)	68,202	53,295
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.15	(14,869)	63,251	48,382
Saudi Arabia	Citibank, N.A.	8,190	1.00	(1)	6/20/21	1.25	(80,044)	192,285	112,241
Saudi Arabia	Citibank, N.A.	3,280	1.00	(1)	6/20/21	1.25	(32,056)	75,748	43,692
Saudi Arabia	Citibank, N.A.	3,270	1.00	(1)	6/20/21	1.25	(31,959)	75,451	43,492
Saudi Arabia	Deutsche Bank AG	3,140	1.00	(1)	12/20/20	1.15	(14,812)	60,638	45,826
Saudi Arabia	Goldman Sachs International	9,733	1.00	(1)	6/20/21	1.25	(95,124)	232,970	137,846
Saudi Arabia	Goldman Sachs International	3,780	1.00	(1)	6/20/21	1.25	(36,943)	87,185	50,242
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.15	(20,426)	88,555	68,129

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Saudi Arabia	JPMorgan Chase Bank, N.A.	$3,230	1.00	%(1)	6/20/21	1.25%	$(31,568)	$75,973	$44,405
Saudi Arabia	Nomura International PLC	9,030	1.00	(1)	6/20/21	1.25	(88,253)	215,855	127,602
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.67	256,937	235,505	492,442
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.58	66,299	37,132	103,431
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	1.93	(361,420)	542,621	181,201
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.02	(491,865)	804,111	312,246
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	2.10	(416,926)	462,290	45,364
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.69	(1,086,766)	429,385	(657,381)
Turkey	BNP Paribas	27,684	1.00	(1)	12/20/26	3.12	(4,673,449)	4,704,152	30,703
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	3.12	(4,868,638)	4,885,638	17,000
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	0.69	28,557	64,036	92,593
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.10	(14,138)	207,832	193,694
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.10	(8,492)	118,006	109,514
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.10	(6,662)	94,438	87,776
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	1.93	(452,988)	560,104	107,116
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	3.12	(1,947,270)	1,971,782	24,512
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	1.93	(384,743)	562,058	177,315
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.69	(656,871)	324,707	(332,164)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.10	(20,714)	293,627	272,913
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.10	(14,139)	210,307	196,168
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.10	(8,492)	121,520	113,028
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.10	(4,213)	62,990	58,777
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.10	(2,831)	41,666	38,835
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.10	(2,765)	37,661	34,896
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	1.93	(253,573)	329,169	75,596

Total		$639,600					$(19,582,353)	$24,005,526	$4,423,173

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(19,370)	$(3,772)	$(23,142)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(31,700)	(11,072)	(42,772)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(23,327)	(9,580)	(32,907)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(26,088)	(13,871)	(39,959)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Barclays Bank PLC	$10,076	1.00	%(1)	3/20/17	$(43,092)	$(20,851)	$(63,943)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(15,824)	(7,277)	(23,101)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(18,390)	(8,457)	(26,847)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(106,158)	43,540	(62,618)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,845)	(30,546)	(46,391)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(27,659)	(102,827)	(130,486)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	10,321	(51,118)	(40,797)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,884)	(22,635)	(34,519)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(39,613)	(77,198)	(116,811)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(14,265)	(48,731)	(62,996)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(6,496)	(24,567)	(31,063)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(8,870)	(39,063)	(47,933)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(38,974)	(169,464)	(208,438)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	4,512	(20,299)	(15,787)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	2,551	(8,163)	(5,612)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	19,818	(64,945)	(45,127)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,845)	(30,261)	(46,106)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(8,975)	(103,235)	(112,210)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	30,116	(133,779)	(103,663)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	46,809	(208,144)	(161,335)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	34,395	(113,091)	(78,696)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(21,043)	(71,886)	(92,929)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(10,707)	(47,191)	(57,898)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	(3,752)	(3,376)	(7,128)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,973)	(20,272)	(31,245)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,637)	(24,964)	(37,601)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(19,807)	(38,351)	(58,158)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(19,807)	(39,093)	(58,900)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(9,440)	(32,560)	(42,000)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(22,840)	(70,965)	(93,805)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(8,123)	(37,365)	(45,488)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(17,462)	(73,560)	(91,022)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(19,173)	(90,286)	(109,459)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(49,214)	(121,182)	(170,396)
Italy	Bank of America, N.A.	9,870	1.00	(1)	12/20/21	183,802	(238,434)	(54,632)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	162,905	(198,473)	(35,568)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	162,905	(198,545)	(35,640)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,645,328	(1,737,352)	(92,024)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(93,918)	89,653	(4,265)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(87,055)	76,860	(10,195)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	27,279	(40,379)	(13,100)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(35,913)	9,581	(26,332)
Malaysia	Barclays Bank PLC	11,200	1.00	(1)	12/20/21	110,705	(120,931)	(10,226)

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Malaysia	BNP Paribas	$12,530	1.00	%(1)	12/20/21	$123,851	$(114,201)	$9,650
Malaysia	BNP Paribas	12,540	1.00	(1)	12/20/21	123,950	(126,246)	(2,296)
Malaysia	BNP Paribas	9,400	1.00	(1)	12/20/21	92,913	(110,471)	(17,558)
Malaysia	Goldman Sachs International	4,622	1.00	(1)	12/20/21	45,685	(44,362)	1,323
Malaysia	HSBC Bank USA, N.A.	33,653	1.00	(1)	12/20/21	332,637	(307,022)	25,615
Malaysia	JPMorgan Chase Bank, N.A.	7,835	1.00	(1)	12/20/21	77,444	(69,545)	7,899
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	63,185	(69,296)	(6,111)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	33,255	(43,467)	(10,212)
Mexico	Barclays Bank PLC	3,300	1.00	(1)	6/20/23	167,140	(77,049)	90,091
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	41,569	(46,813)	(5,244)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(18,311)	(6,009)	(24,320)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(101,528)	50,344	(51,184)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(104,095)	57,073	(47,022)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(61,776)	32,403	(29,373)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,598)	7,161	(437)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,598)	6,747	(851)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(129,444)	68,488	(60,956)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(16,370)	8,818	(7,552)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(47,360)	(62,145)	(109,505)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(133,709)	(131,568)	(265,277)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(160,499)	(204,257)	(364,756)
Qatar	Barclays Bank PLC	66,967	1.00	(1)	12/20/21	(438,476)	196,454	(242,022)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(3,365)	14,654	11,289
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	36,813	4,560	41,373
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	17,256	11,979	29,235
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(7,584)	5,052	(2,532)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(28,421)	24,782	(3,639)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(7,584)	4,762	(2,822)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(24,481)	15,372	(9,109)
Qatar	Deutsche Bank AG	3,940	1.00	(1)	6/20/21	(36,385)	(17,430)	(53,815)
Qatar	Deutsche Bank AG	4,030	1.00	(1)	6/20/21	(37,216)	(30,273)	(67,489)
Qatar	Deutsche Bank AG	8,040	1.00	(1)	6/20/21	(74,247)	(48,006)	(122,253)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(22,645)	14,123	(8,522)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(45,427)	23,848	(21,579)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(16,265)	(26,567)	(42,832)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(95,199)	(105,779)	(200,978)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	13,311	(5,120)	8,191
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	20,435	1,168	21,603
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(7,912)	4,657	(3,255)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(7,175)	6,773	(402)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(14,520)	10,195	(4,325)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(21,386)	13,035	(8,351)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(8,458)	4,552	(3,906)

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Nomura International PLC	$1,540	1.00	%(1)	3/20/19	$(21,008)	$11,664	$(9,344)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	63,550	14,541	78,091
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	34,861	(13,588)	21,273
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,193,597	(1,215,277)	978,320
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,220,146	(610,371)	609,775
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	416,717	(220,426)	196,291
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	625,075	(435,708)	189,367
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	258,364	(154,629)	103,735
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	258,364	(158,874)	99,490
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	430,070	(450,259)	(20,189)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,949,944	(2,268,400)	(318,456)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	2,339,055	(2,722,632)	(383,577)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	3,830,549	(4,266,763)	(436,214)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	308,370	(223,197)	85,173
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	475,057	(329,098)	145,959
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	405,049	(281,807)	123,242
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,250,150	(870,258)	379,892
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	255,864	(172,517)	83,347
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	235,907	(157,693)	78,214
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	634,551	(386,546)	248,005
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	222,806	(143,025)	79,781
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	83,343	(45,613)	37,730
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	674,745	(443,891)	230,854
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(44,913)	(103,860)	(148,773)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(45,306)	(91,790)	(137,096)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(20,375)	(46,296)	(66,671)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(72,238)	(167,231)	(239,469)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(59,273)	(196,801)	(256,074)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(90,728)	(228,923)	(319,651)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(90,728)	(257,862)	(348,590)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(84,943)	(534,707)	(619,650)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(40,336)	(149,602)	(189,938)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(90,728)	(249,951)	(340,679)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(64,829)	(172,119)	(236,948)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(173,769)	(1,675,653)	(1,849,422)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(18,175)	(8,393)	(26,568)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(76,512)	909	(75,603)

Total						$18,203,890	$(24,793,749)	$(6,589,859)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $659,202,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Portfolio of Investments — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $1,838,367,911)	$1,890,047,789
Affiliated investment, at value (identified cost, $247,660,434)	247,702,689
Cash	21,381,491
Restricted cash*	65,853,555
Foreign currency, at value (identified cost, $20,684,732)	20,581,020
Interest receivable	40,348,014
Receivable for investments sold	7,035,705
Receivable for premiums on swap contracts	80,162
Receivable for variation margin on open futures contracts	4,546,383
Receivable for variation margin on open centrally cleared swap contracts	551,189
Receivable for open forward foreign currency exchange contracts	52,822,064
Receivable for open swap contracts	28,552,435
Premium paid on open non-centrally cleared swap contracts	25,627,497
Tax reclaims receivable	22,512
Total assets	$2,405,152,505

Liabilities
Cash collateral due to brokers	$25,990,000
Written options outstanding, at value (premiums received, $10,244,366)	9,966,071
Payable for investments purchased	7,270,187
Payable for when-issued securities	4,240,000
Payable for securities sold short, at value (proceeds, $5,109,274)	4,943,898
Payable for open forward commodity contracts	1,151,255
Payable for open forward foreign currency exchange contracts	47,932,162
Payable for open swap contracts	15,451,700
Premium received on open non-centrally cleared swap contracts	24,839,274
Payable to affiliates:
Investment adviser fee	1,805,563
Trustees’ fees	5,780
Interest payable on securities sold short	52,848
Accrued foreign capital gains taxes	126,601
Accrued expenses and other liabilities	1,164,315
Total liabilities	$144,939,654
Net Assets applicable to investors’ interest in Portfolio	$2,260,212,851

Sources of Net Assets
Investors’ capital	$2,173,131,262
Net unrealized appreciation	87,081,589
Total	$2,260,212,851

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest (net of foreign taxes, $669,140)	$123,580,636
Dividends (net of foreign taxes, $90,399)	475,242
Interest allocated from/dividends from affiliated investment	856,832
Expenses allocated from affiliated investment	(21,888)
Total investment income	$124,890,822

Expenses
Investment adviser fee	$19,110,746
Trustees’ fees and expenses	68,113
Custodian fee	1,654,530
Legal and accounting services	494,482
Interest expense and fees	255,121
Interest expense on securities sold short	374,742
Miscellaneous	240,652
Total expenses	$22,198,386

Net investment income	$102,692,436

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $966,208)	$(35,845,179)
Investment transactions in/allocated from affiliated investment	15,553
Written options and swaptions	8,274,831
Securities sold short	(452,549)
Futures contracts	(25,705,281)
Swap contracts	(13,502,959)
Forward commodity contracts	(264,181)
Foreign currency and forward foreign currency exchange contract transactions	(47,150,195)
Non-deliverable bond forward contracts	307,905
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0
Net realized loss	$(114,322,055)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $281,846)	$125,522,383
Investments — affiliated investment	42,255
Written options and swaptions	(3,913,401)
Securities sold short	166,257
Futures contracts	9,530,433
Swap contracts	28,377,631
Forward commodity contracts	(1,689,130)
Foreign currency and forward foreign currency exchange contracts	5,532,071
Non-deliverable bond forward contracts	683,599
Net change in unrealized appreciation (depreciation)	$164,252,098

Net realized and unrealized gain	$49,930,043

Net increase in net assets from operations	$152,622,479

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$102,692,436	$96,436,656
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	(114,322,055)	71,469,995
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	164,252,098	(116,558,523)
Net increase in net assets from operations	$152,622,479	$51,348,128
Capital transactions —
Contributions	$613,845,723	$502,588,326
Withdrawals	(385,263,746)	(185,082,029)
Net increase in net assets from capital transactions	$228,581,977	$317,506,297

Net increase in net assets	$381,204,456	$368,854,425

Net Assets
At beginning of year	$1,879,008,395	$1,510,153,970
At end of year	$2,260,212,851	$1,879,008,395

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.10%		1.14%	1.28%	1.53%	1.62%
Net investment income	5.09%		5.53%	4.58%	3.41%	4.28%
Portfolio Turnover	97%		75%	116%	65%	91%

Total Return	7.79	%(3)	3.36%	6.99%	(1.50)%	5.20%

Net assets, end of year (000’s omitted)	$2,260,213		$1,879,008	$1,510,154	$1,731,630	$1,187,465

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.14%, 0.42% and 0.47% for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 78.3%, 18.0%, 2.0%, 0.9%, 0.5% and 0.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2016 were $23,974,111 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation. A summary of the Subsidiary’s financial information is presented below.

Subsidiary Financial Statement Information	Amount

Total assets	$25,169,930
Total liabilities	1,195,819
Net assets	23,974,111
Net investment income (loss)	(259,677)
Net realized gain (loss)	12,492,873
Net change in unrealized appreciation (depreciation)	(1,967,641)
Net increase (decrease) in net assets from operations	10,265,555

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained

50

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

51

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the

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right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit

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Notes to Consolidated Financial Statements — continued

loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

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Notes to Consolidated Financial Statements — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $19,110,746 or 0.95% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2016, BMR reimbursed the Portfolio $16,452 for a loss on the sale of investment securities not meeting investment guidelines of the Portfolio and $14,897 for a trading error. The effect of the losses incurred and the reimbursements by BMR of such amounts had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $1,811,350,450 and $1,578,430,033, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,157,844,827

Gross unrealized appreciation	$38,579,127
Gross unrealized depreciation	(36,206,366)

Net unrealized appreciation	$2,372,761

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions, securities sold short and accrued foreign capital gains taxes at October 31, 2016 on a federal income tax basis was $29,731,369.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Consolidated Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements — continued

Written options and swaptions activity for the year ended October 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount — Swaptions (000’s omitted)	Premiums Received

Outstanding, beginning of year	431	$414,214	$60,759	$34,615,954
Options written	—	283,223	—	5,468,527
Options terminated in closing purchase transactions	(221)	(122,293)	(60,759)	(17,127,840)
Options exercised	—	(200,084)	—	(5,016,490)
Options expired	(210)	(227,994)	—	(7,695,785)

Outstanding, end of year	—	$147,066	$—	$10,244,366

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $86,608,269. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $13,772,549 at October 31, 2016.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as

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collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$7,150	$—	$5,750,645	$23,008,777	$—	$28,766,572
Net unrealized appreciation*	8,505,512	518,381	—	—	25,654,596	34,678,489
Receivable for open forward foreign currency exchange contracts	—	—	—	52,822,064	—	52,822,064
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	22,322,830	—	—	19,124,909	41,447,739

Total Asset Derivatives	$8,512,662	$22,841,211	$5,750,645	$75,830,841	$44,779,505	$157,714,864

Derivatives not subject to master netting or similar agreements	$8,512,662	$518,381	$—	$—	$25,654,596	$34,685,639

Total Asset Derivatives subject to master netting or similar agreements	$—	$22,322,830	$5,750,645	$75,830,841	$19,124,909	$123,029,225

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(9,966,071)	$—	$(9,966,071)
Net unrealized appreciation*	(1,229,401)	(4,990,851)	(216,974)	—	(9,528,156)	(15,965,382)
Payable for open forward commodity contracts	(1,151,255)	—	—	—	—	(1,151,255)
Payable for open forward foreign currency exchange contracts	—	—	—	(47,932,162)	—	(47,932,162)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(23,701,293)	—	—	(3,857,488)	(27,558,781)

Total Liability Derivatives	$(2,380,656)	$(28,692,144)	$(216,974)	$(57,898,233)	$(13,385,644)	$(102,573,651)

Derivatives not subject to master netting or similar agreements	$(1,229,401)	$(4,990,851)	$(216,974)	$—	$(9,528,156)	$(15,965,382)

Total Liability Derivatives subject to master netting or similar agreements	$(1,151,255)	$(23,701,293)	$—	$(57,898,233)	$(3,857,488)	$(86,608,269)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$15,921	$(15,921)	$—	$—	$—
Bank of America, N.A.	10,098,704	(1,024,111)	(9,074,593)	—	—
Barclays Bank PLC	693,835	(693,835)	—	—	—
BNP Paribas	16,944,191	(16,944,191)	—	—	—
Citibank, N.A.	4,486,943	(4,139,942)	—	—	347,001
Credit Suisse International	1,693,360	(829,072)	(864,288)	—	—
Deutsche Bank AG	18,730,139	(17,471,737)	—	(1,258,402)	—
Goldman Sachs International	34,925,174	(13,845,129)	(21,080,045)	—	—
HSBC Bank USA, N.A.	1,217,273	(222,970)	(890,553)	—	103,750
ICBC Standard Bank plc	21,869	—	—	—	21,869
JPMorgan Chase Bank, N.A.	13,024,405	(3,498,876)	—	(9,525,529)	—
Morgan Stanley & Co. International PLC	100,891	(100,891)	—	—	—
Nomura International PLC	821,638	(420,506)	(401,132)	—	—
Standard Chartered Bank	19,356,735	(11,601,428)	—	(7,755,307)	—
The Bank of Nova Scotia	231,829	(231,829)	—	—	—
UBS AG	666,318	—	—	—	666,318

	$123,029,225	$(71,040,438)	$(32,310,611)	$(18,539,238)	$1,138,938

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(57,962)	$15,921	$—	$—	$(42,041)
Bank of America, N.A.	(1,024,111)	1,024,111	—	—	—
Barclays Bank PLC	(3,248,643)	693,835	2,554,808	—	—
BNP Paribas	(28,358,299)	16,944,191	8,873,015	—	(2,541,093)
Citibank, N.A.	(4,970,981)	4,139,942	831,039	—	—
Credit Suisse International	(829,072)	829,072	—	—	—
Deutsche Bank AG	(17,471,737)	17,471,737	—	—	—
Goldman Sachs International	(13,845,129)	13,845,129	—	—	—
HSBC Bank USA, N.A.	(222,970)	222,970	—	—	—
JPMorgan Chase Bank, N.A.	(3,498,876)	3,498,876	—	—	—
Merrill Lynch International	(320,216)	—	—	320,216	—
Morgan Stanley & Co. International PLC	(197,168)	100,891	89,990	—	(6,287)
Nomura International PLC	(420,506)	420,506	—	—	—
Standard Chartered Bank	(11,601,428)	11,601,428	—	—	—
The Bank of Nova Scotia	(541,171)	231,829	—	—	(309,342)

	$(86,608,269)	$71,040,438	$12,348,852	$320,216	$(2,898,763)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

58

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

Information with respect to reverse repurchase agreements at October 31, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,700,114)	$(10,695,479)	$782,440
Futures contracts	12,757,054	—	(8,438,364)	—	(30,023,971)
Written options and swaptions	—	—	1,733,941	5,961,845	579,045
Swap contracts	—	(6,334,951)	—	—	(7,168,008)
Forward commodity contracts	(264,181)	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(44,402,329)	—

Non-deliverable bond forward contracts	—	—	—	—	307,905

Total	$12,492,873	$(6,334,951)	$(10,404,537)	$(49,135,963)	$(35,522,589)

Change in unrealized appreciation (depreciation) —
Investments	$(294,439)	$—	$1,356,759	$(861,864)	$352,925
Futures contracts	15,518	—	(1,440,687)	—	10,955,602
Written options and swaptions	—	—	(186,750)	(3,316,314)	(410,337)
Swap contracts	—	(4,174,911)	—	—	32,552,542
Forward commodity contracts	(1,689,130)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	5,862,297	—

Non-deliverable bond forward contracts	—	—	—	—	683,599

Total	$(1,968,051)	$(4,174,911)	$(270,678)	$1,684,119	$44,134,331

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$41,099,000	$647,788,000	$16,321,000	$4,171,465,000	$1,420,000	$14,297,000	$4,299,867,000

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were approximately $719,110,000 and 1,318 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

59

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of October 31, 2016. For the year ended October 31, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $5,139,000 and 1.36%, respectively.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,633,598,098		$—	$1,633,598,098
Foreign Corporate Bonds	—	36,154,014		—	36,154,014
Sovereign Loans	—	14,383,950		9,389,737	23,773,687
Collateralized Mortgage Obligations	—	12,495,787		—	12,495,787
Common Stocks	52,544,941	13,960,723	**	—	66,505,664
Currency Options Purchased	—	23,008,777		—	23,008,777
Call Options Purchased	7,150	5,750,645		—	5,757,795
Short-Term Investments —
Foreign Government Securities	—	28,099,348		—	28,099,348
U.S. Treasury Obligations	—	55,494,557		—	55,494,557
Repurchase Agreements	—	5,160,062		—	5,160,062
Other	—	247,702,689		—	247,702,689

Total Investments	$52,552,091	$2,075,808,650		$9,389,737	$2,137,750,478

Forward Foreign Currency Exchange Contracts	$—	$52,822,064		$—	$52,822,064
Futures Contracts	11,413,016	—		—	11,413,016
Swap Contracts	—	72,363,355		—	72,363,355

Total	$63,965,107	$2,200,994,069		$9,389,737	$2,274,348,913

60

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Currency Options Written	$—	$(9,966,071)	$—	$(9,966,071)
Securities Sold Short	—	(4,943,898)	—	(4,943,898)
Forward Commodity Contracts	—	(1,151,255)	—	(1,151,255)
Forward Foreign Currency Exchange Contracts	—	(47,932,162)	—	(47,932,162)
Futures Contracts	(1,229,401)	(216,974)	—	(1,446,375)
Swap Contracts	—	(37,671,276)	—	(37,671,276)

Total	$(1,229,401)	$(101,881,636)	$—	$(103,111,037)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

61

Global Macro Absolute Return Advantage Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and sovereign loans owned as of October 31, 2016, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2016

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

63

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

64

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Eric A. Stein 1980	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/15	10/31/16
Audit Fees	$105,607	$106,286
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,788	$46,731
All Other Fees(3)	$0	$0

Total	$144,395	$153,017

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$38,788	$46,731
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2016

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2016